SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And General Information [Line Items]
Advance hire		$ 4,345,959	$ 8,788,882
Prepaid expenses	$ 1,013,021	427,889	514,169
Other current assets	318,428	1,794,386	3,441,074
Total	$ 3,051,757	$ 6,568,234	$ 12,877,771